Borrowings and Debt Securities - Repayment Schedule of Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	₩ 15,435,895	₩ 6,662,747
Debt Securities	105,366,315	74,038,770
Less than 1 year
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	12,458,627	4,384,266
Debt Securities	10,205,395	9,652,986
1~5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,472,655	1,013,500
Debt Securities	65,278,587	34,156,038
Over 5 Years
Repayment schedule of borrowings and debt securities [Line Items]
Borrowings	1,504,613	1,264,981
Debt Securities	₩ 29,882,333	₩ 30,229,746